Fair Value (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Measurements, Nonrecurring [Table Text Block]
March 31, 2015 - Venezuela Long-Lived Assets
The following table presents the fair value hierarchy for those assets and liabilities measured at fair value on a non-recurring basis as of March 31, 2015, and indicates the placement in the fair value hierarchy of the valuation techniques utilized to determine such fair value:

	Level 1	Level 2	Level 3	Total
Assets:
Venezuela long-lived assets	$—	$—	$15.7	$15.7
Total	$—	$—	$15.7	$15.7

Fair Value Assets and Liabilities Measured at Fair Value on a Recurring Basis
Assets and Liabilities Recorded at Fair Value on a Recurring Basis
The following table presents the fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis as of December 31, 2015:

	Level 1	Level 2	Total
Assets:
Available-for-sale securities	$2.8	$—	$2.8
Foreign exchange forward contracts	—	1.2	1.2
Total	$2.8	$1.2	$4.0
Liabilities:
Foreign exchange forward contracts	$—	$1.1	$1.1
Total	$—	$1.1	$1.1
The following table presents the fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis as of December 31, 2014:

	Level 1	Level 2	Total
Assets:
Available-for-sale securities	$2.7	$—	$2.7
Foreign exchange forward contracts	—	.6	.6
Total	$2.7	$.6	$3.3
Liabilities:
Foreign exchange forward contracts	$—	$4.9	$4.9
Total	$—	$4.9	$4.9

Fair Value of Financial Instruments
Fair Value of Financial Instruments
Our financial instruments include cash and cash equivalents, available-for-sale securities, short-term investments, money market funds, accounts receivable, loans receivable, debt maturing within one year, accounts payable, long-term debt and foreign exchange forwards contracts. The carrying value for cash and cash equivalents, accounts receivable, accounts payable and short-term investments approximate fair value because of the short-term nature of these instruments.
The net asset (liability) amounts recorded in the balance sheet (carrying amount) and the estimated fair values of our remaining financial instruments at December 31 consisted of the following:

	2015		2014
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Available-for-sale securities	$2.8	$2.8	$2.7	$2.7
Debt maturing within one year(1)	(55.2)	(55.2)	(121.7)	(121.7)
Long-term debt(1)	(2,150.5)	(1,622.7)	(2,417.1)	(2,207.2)
Foreign exchange forward contracts	.1	.1	(4.3)	(4.3)

(1) The carrying value of debt maturing within one year and long-term debt includes any related discount or premium and unamortized deferred gains on terminated interest-rate swap agreements, as applicable.
The methods and assumptions used to estimate fair value are as follows:
Available-for-sale securities - The fair values of these investments were the quoted market prices for issues listed on securities exchanges.
Debt maturing within one year and long-term debt - The fair values of our debt and other financing were determined using Level 2 inputs based on indicative market prices.
Foreign exchange forward contracts - The fair values of forward contracts were estimated based on quoted forward foreign exchange prices at the reporting date.